Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Schedule of Intangible Assets
The following table summarizes the Company’s intangible assets:

	June 30, 2026	June 30, 2025
	$	$
Intellectual property	—	1,736,420
Patents	—	1,191,000

Intangible assets	—	2,927,420
Less: accumulated amortization	—	(1,306,858)

Intangible assets, net	—	1,620,562